Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments of Contractual Obligations

As of December 31, 2025, the future minimum payments under certain of the Company’s contractual obligations were as follows:

Payment Due In
	Total SGD	Less than 1 year	1 – 2 years	3 – 5 years	Thereafter
Bank borrowings	128,854	119,007	9,847	-	-
Financing lease	-	-	-	-	-
Operating lease	-	-	-	-	-